Leases - Schedule of Future Minimum Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments [Abstract]
Remainder of 2025	$ 411
2026	40
Total lease payments	451
Less: imputed interest	(7)
Total	$ 444	$ 565